Other Liabilities - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Other Liabilities [Line Items]
Repayments of borrowings		$ 9,781,554	$ 9,011,638	$ 6,787,528
Income from government loan forgiveness	[1]	$ 1,825,237	124,507
Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Number of borrowings forgiven		5
US Government Loans [Member] | Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Repayments of borrowings		$ 0
Income from government loan forgiveness		$ 1,825,237
Each Loan [Member] | US Government Loans [Member] | Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Borrowings, Interest rate		1.00%			1.00%
Borrowings, Maturity		maturity dates in February and May 2026
Two Loans [Member] | US Government Loans [Member] | Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Notional amount		$ 840,845			$ 668,689
Four loans [Member] | US Government Loans [Member] | Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Notional amount			$ 1,120,139			$ 805,246

[1]	2 Includes other income recognized as below market interest rate benefit.